Stock Options Outstanding (Parenthetical) (Detail) (USD $)	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options exercisable	60,158,853	[1]	62,801,038	65,703,148
Options exercisable Weighted-Average Exercise Price	$ 35.21	[1]	$ 37.93	$ 38.96

[1]	At Dec. 31, 2010 and 2009, 62,801,038 and 65,703,148 options were exercisable at an average price per common share of $37.93 and $38.96, respectively.